Current and Non-Current Liabilities - Financial Liabilities - DFA - Summary of Current and Noncurrent Financial Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Categories of non-current financial liabilities [abstract]
Carrying amount at July 1	$ 200,536	$ 85,660
Funding at fair value		85,000
Interest expense on DFA	46,457	30,263	$ 13,462
Gain on remeasurement of financial liability - DFA	0	(387)	$ (12,302)
Total non-current financial liabilities		$ 200,536
Total current financial liabilities	$ 246,993